Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses Disclosure Abstract
Schedule of Prepaid Expenses

Prepaid expenses are as follows:

	December 31,
	2025	2024
Prepaid insurance	$681,515	$751,562
Prepaid real estate taxes	56,596	57,526
Prepaid health benefits	31,233	31,233
Other prepaid expenses	243,624	228,507
Total	$1,012,968	$1,068,828